UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3896

FPA Perennial Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Perennial Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

ITEM 1. Schedule of Investments.

FPA Perennial Fund, Inc.

Portfolio of Investments

March 31, 2007 (unaudited)

	Shares or
	Principal
COMMON STOCKS	Amount	Value

BUSINESS SERVICES & SUPPLIES — 25.9%
Brady Corporation	494,900	$15,440,880
CDW Corporation	397,000	24,387,710
Charles River Laboratories International, Inc.*	509,600	23,574,096
CLARCOR Inc.	357,700	11,374,860
Copart, Inc.*	259,700	7,274,197
Invitrogen Corporation*	289,100	18,401,215
Landauer, Inc.	10,000	504,800
Manpower Inc.	142,300	10,497,471
ScanSource, Inc.*	660,000	17,714,400
		$129,169,629
PRODUCER DURABLE GOODS — 14.4%
Franklin Electric Co., Inc.	177,500	$8,253,750
Graco Inc.	294,000	11,513,040
HNI Corporation	384,400	17,655,492
IDEX Corporation	281,900	14,343,072
Zebra Technologies Corporation (Class A)*	514,500	19,864,845
		$71,630,199
TECHNOLOGY — 12.8%
Cognex Corporation	802,700	$17,394,509
Maxim Integrated Products, Inc.	200,900	5,906,460
Microchip Technology Incorporated	367,500	13,057,275
Plantronics, Inc.	829,100	19,583,342
SanDisk Corporation*	181,300	7,940,940
		$63,882,526
ENERGY — 11.4%
Helix Energy Solutions Group, Inc.*	656,600	$24,484,614
Noble Corporation	284,200	22,360,856
Tidewater Inc.	166,600	9,759,428
		$56,604,898
RETAILING — 9.6%
CarMax, Inc.*	1,038,800	$25,492,152
O’Reilly Automotive, Inc.*	666,400	22,057,840
		$47,549,992
HEALTH CARE — 7.6%
AmSurg Corporation*	357,700	$8,760,073
Bio-Rad Laboratories, Inc.*	136,700	9,547,128
Lincare Holdings Inc.*	539,000	19,754,350
		$38,061,551
TRANSPORTATION — 6.3%
Heartland Express, Inc.	1,102,500	$17,507,700
Knight Transporation, Inc.	769,300	13,708,926
		$31,216,626
FINANCIAL — 5.2%
Brown & Brown, Inc.	470,000	$12,713,500
First American Corporation	254,800	12,923,456
		$25,636,956
CONSUMER DURABLE GOODS — 1.8%
Polaris Industries Inc.	186,200	$8,933,876

TOTAL COMMON STOCKS — 95.0% (Cost $370,122,086)		$472,686,253

SHORT-TERM INVESTMENTS
Short-term Corporate Notes:
Rabobank USA Financial Corporation — 5.395% 4/2/07	$10,317,000	$10,315,454
ChevronTexaco Funding Corporation — 5.21% 4/12/07	15,260,000	15,235,707
TOTAL SHORT-TERM INVESTMENTS — 5.1% (Cost $25,551,161)		$25,551,161

TOTAL INVESTMENTS — 100.1% (Cost $395,673,247)(A)		$498,237,414
Other assets and liabilities, net — (0.1)%		(403,488)
TOTAL NET ASSETS — 100.0%		$497,833,926

*Non-income producing security

(A)	The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:
	Gross unrealized appreciation:	$112,255,763
	Gross unrealized depreciation:	(9,691,596)
	Net unrealized appreciation:	$102,564,167

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA PERENNIAL FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:	May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA PERENNIAL FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:	May 25, 2007

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:	May 25, 2007